Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2019
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
	2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,264	6,961	8,245	2,332	208	155	23,165
Provision for credit losses	286	109	342	1	(14)	0	723
Noninterest expenses
Compensation and benefits	1,044	2,468	3,519	832	443	2,836	11,142
General and administrative expenses	3,169	3,763	3,978	851	2,811	(2,320)	12,253
Impairment of goodwill and other intangible assets	492	0	545	0	0	0	1,037
Restructuring activities	137	169	126	29	143	40	644
Total noninterest expenses	4,842	6,401	8,168	1,711	3,397	556	25,076
Noncontrolling interests	0	20	(0)	152	1	(173)	0
Profit (loss) before tax	137	433	(265)	468	(3,177)	(229)	(2,634)
Cost/income ratio	92%	92%	99%	73%	0	0	108%
Assets[2]	227,703	502,821	282,773	9,936	259,224	15,217	1,297,674
Additions to non-current assets	9	497	405	27	2	381	1,322
Risk-weighted assets	56,522	118,622	75,442	9,527	45,874	18,029	324,015
Leverage exposure (fully loaded)	262,505	439,354	292,028	4,643	126,905	42,605	1,168,040
Average allocated shareholders' equity	9,280	23,639	12,241	4,836	10,174	0	60,170
Post-tax return on average shareholders’ equity[3]	0%	1%	(2) %	7%	(23)%	N/M	(10) %
Post-tax return on average tangible shareholders’ equity[3]	0%	1%	(2) %	18%	(23)%	N/M	(11) %

[1] includes:
Net interest income	2,579	2,685	5,133	(39)	76	3,315	13,749
Net income (loss) from equity method investments	3	32	14	49	12	1	110
[2] includes:
Equity method investments	66	412	82	276	90	4	929

N/M - Not meaningful

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (100) % for the year ended December 31, 2019. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2019.

	2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,263	7,467	8,641	2,187	1,878	(120)	25,316
Provision for credit losses	145	70	347	(1)	(36)	1	525
Noninterest expenses
Compensation and benefits	1,035	2,666	3,613	787	635	3,079	11,814
General and administrative expenses	2,780	3,650	3,932	929	2,652	(2,656)	11,286
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	31	200	49	19	62	(1)	360
Total noninterest expenses	3,846	6,517	7,593	1,735	3,349	421	23,461
Noncontrolling interests	0	24	(0)	85	1	(109)	0
Profit (loss) before tax	1,273	856	701	368	(1,435)	(433)	1,330
Cost/income ratio	73%	87%	88%	79%	0	0	93%
Assets[2]	215,177	458,191	288,513	10,030	370,363	5,864	1,348,137
Additions to non-current assets	13	500	584	43	1	506	1,647
Risk-weighted assets	58,162	124,410	69,308	10,365	72,144	16,045	350,432
Leverage exposure (fully loaded)	247,137	419,313	299,577	5,044	281,109	20,746	1,272,926
Average allocated shareholders' equity	9,987	23,155	12,231	4,659	12,577	0	62,610
Post-tax return on average shareholders’ equity[3]	9%	2%	4%	6%	(9)%	N/M	(0) %
Post-tax return on average tangible shareholders’ equity[3]	9%	2%	4%	17%	(9)%	N/M	(0) %

[1] includes:
Net interest income	2,327	2,138	5,217	(51)	259	3,302	13,192
Net income (loss) from equity method investments	3	157	2	41	10	6	219
[2] includes:
Equity method investments	63	406	78	240	87	5	879

N/M - Not meaningful

[3]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 74 % for the year ended December 31, 2018. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the year ended December 31, 2018.

	2017
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues[1]	5,376	8,303	8,732	2,532	2,044	(539)	26,447
Provision for credit losses	41	51	325	(1)	110	(0)	525
Noninterest expenses
Compensation and benefits	1,104	2,866	3,635	812	758	3,078	12,253
General and administrative expenses	2,746	3,821	4,138	978	2,788	(2,497)	11,973
Impairment of goodwill and other intangible assets	6	0	12	3	0	0	21
Restructuring activities	20	40	358	6	21	1	447
Total noninterest expenses	3,876	6,727	8,143	1,799	3,567	582	24,695
Noncontrolling interests	0	26	(12)	1	0	(16)	0
Profit (loss) before tax	1,459	1,498	275	732	(1,633)	(1,105)	1,228
Cost/income ratio	72%	81%	93%	71%	0	0	93%
Assets[2]	248,335	471,539	278,014	8,050	462,212	6,582	1,474,732
Additions to non-current assets	2	124	655	60	3	960	1,803
Risk-weighted assets[3]	57,760	120,316	70,138	8,432	72,243	15,322	344,212
Leverage exposure (fully loaded)	275,580	426,311	289,314	2,870	384,435	16,378	1,394,886
Average allocated shareholders' equity	10,143	22,553	11,886	4,505	14,087	752	63,926
Post-tax return on average shareholders’ equity[4]	9%	4%	1%	11%	(8)%	N/M	(2) %
Post-tax return on average tangible shareholders’ equity[4]	10%	4%	1%	59%	(9)%	N/M	(2) %

[1] includes:
Net interest income	2,433	2,122	5,120	(19)	667	2,055	12,378
Net income (loss) from equity method investments	6	70	3	44	5	9	137
[2] includes:
Equity method investments	62	409	91	211	82	10	866

N/M - Not meaningful

[3]Risk-weighted assets are based upon CRR/CRD 4 fully-loaded.

[4]The post-tax return on average tangible shareholders’ equity and average shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 160 % for the year ended December 31, 2017. For the post-tax return on average tangible shareholders’ equity and average shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33 % for the year ended December 31, 2017.

Segment Results of Operations, Corporate Bank [text block table]

Corporate Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Global Transaction Banking	3,842	3,901	4,030	(59)	(2)	(129)	(3)
Commercial Banking	1,422	1,362	1,346	60	4	16	1
Total net revenues	5,264	5,263	5,376	1	0	(113)	(2)
Provision for credit losses	286	145	41	141	97	104	N/M
Noninterest expenses
Compensation and benefits	1,044	1,035	1,104	9	1	(69)	(6)
General and administrative expenses	3,169	2,780	2,746	389	14	34	1
Impairment of goodwill and other intangible assets	492	0	6	492	N/M	(6)	N/M
Restructuring activities	137	31	20	106	N/M	11	53
Total noninterest expenses	4,842	3,846	3,876	996	26	(30)	(1)
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	137	1,273	1,459	(1,136)	(89)	(186)	(13)
Total assets (in € bn)[1]	228	215	248	13	6	(33)	(13)
Loans (gross of allowance for loan losses, in € bn)	118	113	112	5	5	1	1
Employees (full-time equivalent)	7,428	7,353	7,649	75	1	(296)	(4)

N/M - Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances

Segment Results of Operations, Investment Bank [text block table]

Investment Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Fixed Income, Currency (FIC) Sales & Trading	5,534	5,646	6,679	(111)	(2)	(1,033)	(15)
Equity Origination	123	184	178	(61)	(33)	6	3
Debt Origination	1,117	1,145	1,407	(27)	(2)	(262)	(19)
Advisory	366	456	477	(90)	(20)	(21)	(4)
Origination & Advisory	1,606	1,784	2,061	(178)	(10)	(277)	(13)
Other	(179)	37	(438)	(217)	N/M	475	N/M
Total net revenues	6,961	7,467	8,303	(506)	(7)	(836)	(10)
Provision for credit losses	109	70	51	38	54	19	37
Noninterest expenses
Compensation and benefits	2,468	2,666	2,866	(199)	(7)	(200)	(7)
General and administrative expenses	3,763	3,650	3,821	113	3	(171)	(4)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	169	200	40	(31)	(15)	160	N/M
Total noninterest expenses	6,401	6,517	6,727	(116)	(2)	(210)	(3)
Noncontrolling interests	20	24	26	(4)	(18)	(2)	(8)
Profit (loss) before tax	433	856	1,498	(423)	(49)	(642)	(43)
Total assets (in € bn)[1]	503	458	472	45	10	(13)	(3)
Loans (gross of allowance for loan losses, in € bn)	75	65	53	10	16	12	23
Employees (full-time equivalent)	10,095	9,960	10,674	135	1	(714)	(7)

N/M - Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances

Segment Results of Operations, Private Bank [text block table]

Private Bank

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues:
Private Bank Germany	5,116	5,453	5,253	(337)	(6)	200	4
Private & Commercial Business International[1]	1,442	1,441	1,457	1	0	(16)	(1)
Wealth Management	1,687	1,748	2,022	(61)	(3)	(274)	(14)
Total net revenues	8,245	8,641	8,732	(396)	(5)	(91)	(1)
Of which:
Net interest income	5,133	5,217	5,120	(84)	(2)	97	2
Commissions and fee income	2,925	2,826	2,994	99	4	(169)	(6)
Remaining income	187	598	617	(411)	(69)	(19)	(3)
Provision for credit losses	342	347	325	(5)	(1)	22	7
Noninterest expenses:
Compensation and benefits	3,519	3,613	3,635	(93)	(3)	(23)	(1)
General and administrative expenses	3,978	3,932	4,138	46	1	(206)	(5)
Impairment of goodwill and other intangible assets	545	0	12	545	N/M	(12)	N/M
Restructuring activities	126	49	358	77	155	(309)	(86)
Total noninterest expenses	8,168	7,593	8,143	575	8	(550)	(7)
Noncontrolling interests	(0)	(0)	(12)	(0)	N/M	12	(100)
Profit (loss) before tax	(265)	701	275	(966)	N/M	426	155
Total assets (in € bn)[2]	283	289	278	(6)	(2)	10	4
Loans (gross of allowance for loan losses, in € bn)	230	221	215	9	4	6	3
Assets under Management (in € bn)[3]	487	451	480	36	8	(29)	(6)
Net flows (in € bn)	4	(2)	3	7	N/M	(5)	N/M
Employees (full-time equivalent)	37,266	38,415	39,272	(1,149)	(3)	(857)	(2)

N/M - Not meaningful

[1]Covers operations in Italy, Spain, Belgium and India.

[2] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

3We define assets under management as (a) assets we hold on behalf of customers for investment purposes and/or (b) client assets that are managed by us. We manage assets under management on a discretionary or advisory basis, or these assets are deposited with us. Deposits are considered assets under management if they serve investment purposes. In our Private Bank Germany and Private & Commercial Business International, this includes all time deposits and savings deposits. In Wealth Management, we assume that all customer deposits are held with us primarily for investment purposes.

Segment Results of Operations, Asset Management [text block table]

Asset Management

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues
Management Fees	2,141	2,115	2,247	26	1	(132)	(6)
Performance and transaction fees	201	91	199	111	122	(109)	(55)
Other	(10)	(19)	86	9	(48)	(104)	N/M
Total net revenues	2,332	2,187	2,532	146	7	(346)	(14)
Provision for credit losses	1	(1)	(1)	2	N/M	(0)	67
Noninterest expenses
Compensation and benefits	832	787	812	45	6	(25)	(3)
General and administrative expenses	851	929	978	(78)	(8)	(49)	(5)
Impairment of goodwill and other intangible assets	0	0	3	0	N/M	(3)	N/M
Restructuring activities	29	19	6	10	51	13	N/M
Total noninterest expenses	1,711	1,735	1,799	(23)	(1)	(64)	(4)
Noncontrolling interests	152	85	1	68	80	83	N/M
Profit (loss) before tax	468	368	732	99	27	(364)	(50)
Total assets (in € bn)[1]	10	10	8	(0)	(1)	2	25
Assets under Management (in € bn)	768	664	702	103	16	(37)	(5)
Net flows (in € bn)	25	(23)	16	48	N/M	(38)	N/M
Employees (full-time equivalent)	3,924	4,013	4,002	(88)	(2)	11	0

N/M - Not meaningful

[1] Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.

Segment Results of Operations, Capital Release Unit [text block table]

Capital Release Unit

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues	208	1,878	2,044	(1,670)	(89)	(166)	(8)
Provision for credit losses	(14)	(36)	110	22	(61)	(146)	N/M
Noninterest expenses
Compensation and benefits	443	635	758	(192)	(30)	(123)	(16)
General and administrative expenses	2,811	2,652	2,788	159	6	(135)	(5)
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	143	62	21	81	132	40	189
Total noninterest expenses	3,397	3,349	3,567	49	1	(218)	(6)
Noncontrolling interests	1	1	0	1	136	0	58
Profit (loss) before tax	(3,177)	(1,435)	(1,633)	(1,742)	121	198	(12)
Total assets (in € bn)[1]	259	370	462	(111)	(30)	(92)	(20)
Employees (full-time equivalent)	1,205	2,534	4,348	(1,329)	(52)	(1,814)	(42)

N/M - Not meaningful

[1]Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances

Segment Results of Operations, Corporate & Other [text block table]

Corporate & Other (C&O)

				2019 increase (decrease) from 2018		2018 increase (decrease) from 2017
in € m. (unless stated otherwise)	2019	2018	2017	in € m.	in %	in € m.	in %
Net revenues	155	(120)	(539)	274	N/M	420	(78)
Provision for credit losses	0	1	(0)	(0)	(84)	1	N/M
Noninterest expenses
Compensation and benefits	2,836	3,079	3,078	(242)	(8)	1	0
General and administrative expenses	(2,320)	(2,656)	(2,497)	336	(13)	(159)	6
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	40	(1)	1	41	N/M	(2)	N/M
Total noninterest expenses	556	421	582	135	32	(161)	(28)
Noncontrolling interests	(173)	(109)	(16)	(64)	58	(93)	N/M
Profit (loss) before tax	(229)	(433)	(1,105)	204	(47)	672	(61)
Employees (full-time equivalent)	27,679	29,463	31,590	(1,784)	(6)	(2,127)	(7)

N/M - Not meaningful

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2019	2018	2017
Germany:
Corporate Bank	2,450	2,351	2,492
Investment Bank	326	336	200
Private Bank	5,577	6,022	6,073
Asset Management	1,054	985	1,009
Capital Release Unit	70	52	(14)
Total Germany¹	9,478	9,746	9,758
UK:
Corporate Bank	208	241	138
Investment Bank	2,250	2,624	2,985
Private Bank	29	26	34
Asset Management	345	295	434
Capital Release Unit	(181)	484	706
Total UK	2,651	3,670	4,297
Rest of Europe, Middle East and Africa:
Corporate Bank	857	832	929
Investment Bank	281	250	343
Private Bank	1,670	1,704	1,763
Asset Management	380	379	465
Capital Release Unit	99	243	291
Total Rest of Europe, Middle East and Africa	3,288	3,409	3,791
Americas (primarily United States):
Corporate Bank	952	1,023	1,077
Investment Bank	2,684	2,943	3,336
Private Bank	375	362	370
Asset Management	437	413	492
Capital Release Unit	88	712	599
Total Americas	4,536	5,453	5,873
Asia/Pacific:
Corporate Bank	797	816	741
Investment Bank	1,420	1,313	1,439
Private Bank	593	527	492
Asset Management	116	114	133
Capital Release Unit	130	387	462
Total Asia/Pacific	3,057	3,158	3,267
Corporate and Other	155	(120)	(539)
Consolidated net revenues²	23,165	25,316	26,447

[1]All Postbank operations are disclosed as German operations subject to further systems integration.

[2]Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Group’s booking office is located. The location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.